Property, plant and equipment, net	12 Months Ended
Mar. 31, 2018
Property, plant and equipment, net
Property, plant and equipment, net

6Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Buildings	593,369	598,832	95,468
Leasehold improvements	14,864	14,864	2,370
Machineries	154,359	167,310	26,673
Motor vehicles	17,152	18,210	2,903
Furniture, fixtures and equipment	44,266	50,940	8,121
Construction-in-progress	2,806	10,931	1,743

	826,816	861,087	137,278
Less: Accumulated depreciation	(275,382)	(308,127)	(49,123)

Total property, plant and equipment, net	551,434	552,960	88,155

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Direct costs	29,812	29,883	30,055	4,792
Research and development	1,118	1,372	1,138	181
Sales and marketing	3,070	3,051	3,217	513
General and administrative	11,545	11,554	11,559	1,843

Total depreciation expense	45,545	45,860	45,969	7,329